AB Cap Fund, Inc.

AB Mid Cap Value Portfolio

Portfolio of Investments

February 28, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.8%
Industrials – 23.0%
Aerospace & Defense – 1.7%
Hexcel Corp.	494	$45,789

Air Freight & Logistics – 4.0%
CH Robinson Worldwide, Inc.	277	51,314
GXO Logistics, Inc.(a)	846	53,154

		104,468

Building Products – 1.5%
Carrier Global Corp.	615	39,606

Construction & Engineering – 0.6%
WillScot Holdings Corp.	786	16,986

Ground Transportation – 3.0%
ArcBest Corp.	367	37,676
Knight-Swift Transportation Holdings, Inc.	631	39,703

		77,379

Machinery – 5.7%
CNH Industrial NV	3,897	47,933
Oshkosh Corp.	339	57,637
PACCAR, Inc.	334	42,114

		147,684

Marine Transportation – 1.3%
Kirby Corp.(a)	254	32,969

Professional Services – 2.0%
CACI International, Inc. - Class A(a)	88	53,695

Trading Companies & Distributors – 3.2%
Core & Main, Inc. - Class A(a)	468	25,347
United Rentals, Inc.	68	57,120

		82,467

		601,043

Financials – 13.9%
Banks – 3.8%
First Citizens BancShares, Inc./NC - Class A	24	45,556
M&T Bank Corp.	246	53,377

		98,933

Capital Markets – 4.8%
Cboe Global Markets, Inc.	189	56,647
Invesco Ltd.	2,574	67,593

		124,240

Financial Services – 1.6%
Corebridge Financial, Inc.	1,606	41,499

Insurance – 3.7%
American Financial Group, Inc./OH	390	51,862

Company	Shares	U.S. $ Value
Willis Towers Watson PLC	151	$46,081

		97,943

		362,615

Health Care – 10.0%
Health Care Equipment & Supplies – 4.0%
Becton Dickinson & Co.	175	30,884
Globus Medical, Inc. - Class A(a)	329	31,406
Medline, Inc. - Class A(a)	857	40,716

		103,006

Health Care Providers & Services – 4.9%
CVS Health Corp.	550	43,945
Encompass Health Corp.	346	37,327
Labcorp Holdings, Inc.	161	46,548

		127,820

Life Sciences Tools & Services – 1.1%
ICON PLC(a)	200	21,628
Waters Corp.(a)	23	7,346

		28,974

		259,800

Information Technology – 9.4%
Electronic Equipment, Instruments & Components – 2.1%
TD SYNNEX Corp.	352	55,197

IT Services – 0.7%
Globant SA(a)	349	17,366

Semiconductors & Semiconductor Equipment – 4.6%
NXP Semiconductors NV	195	44,267
ON Semiconductor Corp.(a)	1,147	76,253

		120,520

Software – 1.0%
ACI Worldwide, Inc.(a)	683	27,101

Technology Hardware, Storage & Peripherals – 1.0%
Western Digital Corp.	94	26,292

		246,476

Real Estate – 8.6%
Health Care REITs – 1.5%
Ventas, Inc.	453	39,030

Hotel & Resort REITs – 0.9%
Ryman Hospitality Properties, Inc.	238	23,503

Real Estate Management & Development – 2.0%
CBRE Group, Inc. - Class A(a)	357	52,715

Residential REITs – 1.1%
Mid-America Apartment Communities, Inc.	220	29,449

Specialized REITs – 3.1%
Digital Realty Trust, Inc.	250	44,300

Company	Shares	U.S. $ Value
VICI Properties, Inc.	1,165	$35,195

		79,495

		224,192

Materials – 7.8%
Chemicals – 4.0%
Corteva, Inc.	778	62,333
RPM International, Inc.	374	42,681

		105,014

Construction Materials – 1.4%
Eagle Materials, Inc.	159	35,584

Metals & Mining – 2.4%
Reliance, Inc.	200	63,128

		203,726

Energy – 7.6%
Energy Equipment & Services – 3.2%
TechnipFMC PLC	1,239	82,158

Oil, Gas & Consumable Fuels – 4.4%
EOG Resources, Inc.	461	57,201
Valero Energy Corp.	285	58,322

		115,523

		197,681

Consumer Discretionary – 7.0%
Hotels, Restaurants & Leisure – 1.8%
Hyatt Hotels Corp. - Class A(b)	296	47,804

Leisure Products – 1.7%
Hasbro, Inc.	438	43,620

Specialty Retail – 3.5%
AutoZone, Inc.(a)	16	60,089
Bath & Body Works, Inc.	1,327	30,203

		90,292

		181,716

Utilities – 6.3%

Electric Utilities – 3.0%
Alliant Energy Corp.	1,073	77,621

Multi-Utilities – 3.3%
Ameren Corp.	775	87,792

		165,413

Consumer Staples – 6.2%
Consumer Staples Distribution & Retail – 6.2%
BJ’s Wholesale Club Holdings, Inc.(a)	410	40,504
Dollar Tree, Inc.(a)	613	77,532
US Foods Holding Corp.(a)	451	43,571

		161,607

Total Common Stocks (cost $2,170,178)		2,604,269

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(c) (d) (e) (cost $25,151)	25,151	$25,151

Total Investments Before Security Lending Collateral for Securities Loaned – 100.7% (cost $2,195,329)		2,629,420

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.0%
Investment Companies – 2.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(c) (d) (e) (cost $51,202)	51,202	51,202

Total Investments – 102.7% (cost $2,246,531)(f)		2,680,622
Other assets less liabilities – (2.7)%		(70,441)

Net Assets – 100.0%		$2,610,181

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $521,817 and gross unrealized depreciation of investments was $(87,726), resulting in net unrealized appreciation of $434,091.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REIT – Real Estate Investment Trust

AB Cap Fund, Inc.

AB Mid Cap Value Portfolio

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$2,604,269	$—	$—	$2,604,269
Short-Term Investments	25,151	—	—	25,151
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	51,202	—	—	51,202

Total Investments in Securities	2,680,622	—	—	2,680,622
Other Financial Instruments(b)	—	—	—	—

Total	$2,680,622	$—	$—	$2,680,622

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$48	$23	$46	$25	$0
AB Government Money Market Portfolio*	0	200	149	51	0	**
Total	$48	$223	$195	$76	$0

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.